Goodwill - Additional Information (Detail) oz in Millions, R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) $ / oz ZAR-kg $ / per_oz oz		Dec. 31, 2019 ZAR (R) $ / oz ZAR-kg $ / per_oz oz	Dec. 31, 2018 USD ($) $ / oz $ / per_oz	Dec. 31, 2018 ZAR (R) $ / oz $ / per_oz	Dec. 31, 2017 USD ($)		Dec. 31, 2017 ZAR (R)
Disclosure of information about Goodwill [line items]
Impairment | $	$ 0.0			$ 71.7		$ 277.8
Annual life of mine				12 years	12 years
Resource ounces | oz	24.5		24.5
Rand [member]
Disclosure of information about Goodwill [line items]
Nominal discount rate	14.10%		14.10%	13.50%	13.50%
Fair value of gold per resource ounce | $ / per_oz	16		16	17.0	17.0
Within one year [member] | Rand [member]
Disclosure of information about Goodwill [line items]
Long-term gold price | ZAR-kg	525,000		525,000
Within one year [member] | US Dollars [member]
Disclosure of information about Goodwill [line items]
Long-term gold price | $ / oz	1,200		1,200	1,200	1,200
Later than one year [member] | Rand [member]
Disclosure of information about Goodwill [line items]
Long-term gold price | ZAR-kg	550,000		550,000
Annual life of mine	75 years		75 years
Later than one year [member] | US Dollars [member]
Disclosure of information about Goodwill [line items]
Long-term gold price | $ / oz	1,300		1,300	1,300	1,300
Annual life of mine	75 years		75 years
Goodwill [member] | South Deep Mine [member]
Disclosure of information about Goodwill [line items]
Impairment	$ 0.0	[1]	R 0.0	$ 71.7	R 963.9	$ 277.8	[1]	R 3,495,000.0

[1]	For the year ended 31 December 2019, the Group recognised an impairment of Rnil (US$nil) (2018: R6,470.9 million (US$481.5 million) and 2017: R3,495.0 billion (US$277.8 million)) in respect of the South Deep cash-generating unit due to the deferral of production. Rnil (US$nil) (2018: R963.9 million (US$71.7 million) and 2017: R3,495.0 billion (US$277.8 million)) of the total impairment was firstly allocated against goodwill and the remainder of Rnil (US$nil) (2018: R5,507.0 million (US$409.8 million) and 2017: Rnil (US$nil)) against other assets. The recoverable amount was based on its FVLCOD calculated using a combination of the market and the income approach (level 3 of the fair value hierarchy).